Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Short-Term Borrowings

Short-term borrowings at March 31, 2016 and 2017 comprised the following:

	2016	2017
	Millions of yen
Borrowings denominated in Japanese yen:
Unsecured short-term loans from financial institutions bearing interest at weighted average rates of 0.21% and 0.12% per annum at March 31, 2016 and 2017, respectively	¥41,004	¥40,804
Commercial paper bearing interest at weighted average rates of (0.00)% per annum at March 31, 2017	—	15,000
Borrowing denominated in foreign currencies:
Unsecured short-term loans from financial institutions	88,652	171,403

Total short-term debt	¥129,656	¥227,207

Schedule of Long-Term Debt

Long-term debt at March 31, 2016 and 2017 comprised the following:

	2016	2017
	Millions of yen
Debt denominated in Japanese yen:
0.05% – 2.02% coupon bonds due 2017 – 2031	¥1,465,959	¥1,266,000
0.16% floating rate bond due 2022	100	100
Secured indebtedness to financial institutions—
0.51% (weighted average) loans due 2017 – 2029	38,782	37,782
0.26% (weighted average) floating rate loans due 2017 – 2032	21,596	24,950
Unsecured indebtedness to financial institutions—
0.88% (weighted average) loans due 2017 – 2032	1,801,993	1,711,482
0.15% (weighted average) floating rate loans due 2017 – 2026	76,905	56,960

	3,405,335	3,097,274

Debt denominated in foreign currencies:
1.40% – 2.15% U.S. dollar notes due 2017 – 2021	205,701	286,085
1.50% floating rate U.S. dollar notes due 2019	22,536	22,438
Unsecured indebtedness to financial institutions—
2.41% (weighted average) U.S. dollar loans due 2018 – 2021	8,198	11,940
1.59% (weighted average) U.S. dollar floating rate loans due 2017 – 2029	247,522	349,497
0.72% (weighted average) U.K. pound floating rate loans due 2018	16,530	11,212
1.31% (weighted average) Euro loans due 2017 – 2027	53,308	14,473
0.15% (weighted average) Euro floating rate loans due 2017 – 2027	31,527	26,624
Other loans due 2017 – 2026	32,539	31,124

	617,861	753,393

Total long-term debt principal	4,023,196	3,850,667
Less—Deferred bond discounts	(216)	(285)

	4,022,980	3,850,382
Less—Current portion	(476,777)	(681,904)

Total long-term debt	¥3,546,203	¥3,168,478

Schedule of Maturities of Long-Term Debt

The balance of long-term debt as of March 31, 2017, and the aggregate amounts of annual maturities from the fiscal year ending March 31, 2018 to the fiscal year ending March 31, 2022 and thereafter are as follows:

Fiscal year ending March 31	Millions of yen
2018	¥681,904
2019	625,067
2020	465,675
2021	444,757
2022	395,517
Thereafter	1,237,462

Total	¥3,850,382